Other Provions - Summary of Other Provisions (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Sep. 30, 2023
Disclosure of other provisions [line items]
Total Current provisions	€ 24,574	€ 36,495
Total Non-Current provisions	€ 1,807	€ 2,074